Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,594,000
Previously Paid Amount	0.00
Total Fee Amount	358.23
Total Offset Amount	0.00
Net Fee	358.23
Narrative - Max Aggregate Offering Price	$ 2,594,000
Final Prospectus	true